Share capital (Details 2) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		1,189,577,722	5,417,137		4,923,420
Exercise of warrants					1
Exercise of warrants, share price					£ 200.000
Share issue to SIPP trustee					1,250
Share issue to SIPP trustee, share price					£ 0.001
Registered Direct Offering			276,697,310	[1]	492,466
Registered Direct Offering Share Price			£ 0.0097	[1]	£ 0.666
Consideration for Registered Direct Offering			£ 2,690	[1]	£ 321
Private Placements	[1]		98,387,275
Private Placements, per share	[1]		£ 0.0505
Consideration for Private Placements	[1]		£ 4,967
Shares issued on purchase Intangible asset		151,265,200	323,684,800
Shares issued on purchase Intangible asset, per share		£ 0.0015	£ 0.0040
Consideration for Shares issued on purchase Intangible asset		£ 219	£ 1,279
Registered Offering		2,129,516,800	485,391,200
Registered Offering, per share		£ 0.0018	£ 0.0040
Consideration for Registered Offering		£ 3,876	£ 1,918
Warrant inducement		1,614,435,600
Warrant inducement, per share		£ 0.0030
Consideration for shares issued on warrant inducement		£ 4,763
Exercise pre-funded warrants		1,502,426,000
Exercise pre-funded warrants, per share		£ 0.0040
Consideration exercise pre-funded warrants		£ 5,935
Exercise Series E & Series F warrants		98,697,600
Exercise Series E & Series F warrants, per share		£ 0.0044
Consideration exercise series E & series F warrants		£ 427
Ending balance, shares		6,685,918,922	1,189,577,722		5,417,137
‘A’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		1,000,001	1,000,001		1,000,001
Ending balance, shares		1,000,001	1,000,001		1,000,001
‘B’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		4,063,321,418
Share sub-division and re-designation			4,063,321,418
Ending balance, shares		4,063,321,418	4,063,321,418
‘C’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Share sub-division and re-designation		126,547,389,518
Ending balance, shares		126,547,389,518

[1]	Number of shares issued includes exercise of pre-funded warrants and Series A, Series B and Series C warrants that were exercisable on an ‘alternative cashless basis’.